Schedule of Investments (unaudited)	iShares® iBonds® Dec 2021 Term Treasury ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 94.8%
U.S. Treasury Bill
0.00%, 07/06/21(a)	$70	$69,979
0.00%, 12/02/21(a)	479	478,691
U.S. Treasury Note/Bond
1.25%, 10/31/21	169	170,176
1.50%, 11/30/21	1,372	1,388,638
1.63%, 06/30/21	240	241,217
1.75%, 07/31/21	1,350	1,361,180
2.13%, 09/30/21	562	570,147
2.38%, 04/15/21	563	565,065
2.63%, 06/15/21	810	817,562
2.63%, 07/15/21	563	568,960
2.88%, 10/15/21	338	344,092
3.13%, 05/15/21	1,800	1,815,609
3.63%, 02/15/21	562	563,258
8.00%, 11/15/21	1,212	1,286,946
8.13%, 05/15/21	562	575,420
		10,816,940
Total U.S. Government Obligations — 94.8%
(Cost: $10,813,282)		10,816,940
Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	554	$554,000

Total Short-Term Investments — 4.9%
(Cost: $554,000)		554,000

Total Investments in Securities — 99.7%
(Cost: $11,367,282)		11,370,940

Other Assets, Less Liabilities — 0.3%		37,645

Net Assets — 100.0%		$11,408,585

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$464,000	$90,000	(a)	$—	$—	$—	$554,000	554	$106	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$10,816,940	$—	$10,816,940
Money Market Funds	554,000	—	—	554,000
	$554,000	$10,816,940	$—	$11,370,940

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